Other non-current assets	12 Months Ended
Dec. 31, 2017
Other non-current assets [Abstract]
Other non-current assets

8. Other non-current assets:

The amount of other non-current assets shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31,
	2016	2017
Deferred mobilization expenses	$5,564	$4,080
Intangible assets, net	1,845	-
Prepaid investments	425	-
Security deposit	-	5,000
Total	$7,834	$9,080